Cash and cash equivalents - Overdraft and letters of credit (Details) $ in Thousands, ZiG in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ZWG (ZiG)	Dec. 31, 2024 USD ($)
Cash and cash equivalents
Overdrafts	$ 11,898		$ 12,928
Overdraft facilities | Stanbic Bank Limited | USD
Cash and cash equivalents
Principal value	4,000
Overdrafts	3,300
Overdraft facilities | Stanbic Bank Limited | ZiG
Cash and cash equivalents
Principal value | ZiG		ZiG 12.5
Overdrafts	0
Overdraft facilities | Ecobank | USD
Cash and cash equivalents
Principal value	6,000
Overdrafts	2,200
Overdraft facilities | Nedbank | USD
Cash and cash equivalents
Principal value	7,000
Overdrafts	6,400
Overdraft facilities | First Capital Bank | USD
Cash and cash equivalents
Principal value	2,500
Overdrafts	$ 0